ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2021
ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of information about accrued liabilities and other payables

	As of
	June 30, 2021	December 31, 2020
	RMB’000	RMB’000
Deposits received from distributors	16,200	16,200
Accrued salary	976	871
Accrued rent, electricity and water	1,455	1,352
Accrued other taxes	945	1,042
Others	3,351	3,381
	22,927	22,846